Tax	6 Months Ended
Jun. 30, 2026
Tax [Abstract]
Tax

15. Tax

15.1 Taxes payable

	June 30, 2026	December 31, 2025
Withholding taxes	14,409	16,049
Payroll Taxes	36,675	40,795
Social security contribution on revenues (1)	47,657	40,534
Income tax and social contribution	374,316	721,522
Other taxes	8,932	7,598
Total	481,989	826,498

15.2 Income tax and social contribution

	Three-month period ended Jun 30, 2026		Six-month period ended Jun 30, 2026	Three-month period ended Jun 30, 2025	Six-month period ended Jun 30, 2025
Profit before income tax	268,398		490,112	106,058	182,674
Income tax and social contribution (1)	(120,780)		(220,551)	(47,726)	(82,203)
(Additions) exclusions	121,410		151,204	61,931	107,887
Effect of different tax rates – subsidiaries	3,378		13,389	11,207	27,903
Compensation of previously unrecognized deductible temporary differences	6,881		7,265	(5,338)	(1,461)
Compensation of previously unrecognized tax losses(2)	27,254		27,254	22,580	26,615
R&D Tax incentives (3)	79,356		79,356	63,873	64,812
Others	4,541		23,940	(30,391)	(9,982)
Total income tax and social contribution	630		(69,347)	14,205	25,685
Current taxes	(116,629)		(316,546)	(265,835)	(453,379)
Deferred taxes	117,259		247,199	280,040	479,064
Total income tax and social contribution	630		(69,347)	14,205	25,685
Effective rate (%)	0	%(3)	14%	13%	14%

(1)	The Group’s operations are primarily conducted in entities subject to income tax and social contribution in Brazil. All material entities in Brazil are subject to corporate income tax of 25%. Social contribution is generally levied at 20% for financial entities and 9% for non-financial entities. The tax rate used was the one applicable to PicPay Bank, which represents the most significant portion of the operations of the Group. The effect of other tax rates is shown in the table above as “Effect of different tax rates – subsidiaries”.

(2)	Picpay Instituição de Pagamento recognized additional DTA on tax loss carryforward due to the reduction of income tax and social contribution in the FY 2025 by P&D tax incentive.

(3)	On June 30, 2026 the subsidiaries Instituição de Pagamento and Bank recognized P&D tax incentives related to FY 2025, which reduced the effective tax rate to zero in the second quarter.

15.3 Unrecognized deferred tax assets

The Group has unrecognized deferred tax assets in its subsidiaries for which it is not expected that future taxable profits will be sufficient to consume the deferred tax assets in an appropriate period of time. The Group’s unrecognized deferred tax assets, shown on the table below, without expiration date, were calculated on income tax losses and temporary differences at a rate of 34% for Guiabolso (and its subsidiary), and Crednovo; and at a rate of 40% for PicPay Invest.

	June 30, 2026		December 31, 2025
	Gross amount	Tax effect	Gross amount	Tax effect
Deductible temporary differences	9,027	3,359	14,054	5,262
Tax losses	311,311	113,712	275,109	101,390
Total	320,338	117,071	289,163	106,652